Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Cash Flow) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net cash provided by operating activities	$ 973	$ 1,206	$ 818
Investing activities:
Capital expenditures, net	(211)	(246)	(259)
Expenditures for cable and satellite television distribution rights, net	(58)	(2)	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	0	(95)	0
Decrease in restricted cash	1	2	1
Changes in other noncurrent assets	(2)	(3)	4
Intercompany investing activities	0	0	0
Net cash used in investing activities	(270)	(344)	(256)
Financing activities:
Principal payments of debt and capital lease obligations	(2,387)	(1,246)	(837)
Principal borrowings of debt from senior secured credit facility	1,674	1,717	465
Proceeds from issuance of senior secured notes, net of original issue discount	1,050	500	0
Payment of debt origination fees	(16)	(7)	0
Payment of bond premium fees	(46)	0	0
Other financing activities	12	20	0
Dividends paid to Liberty	(1,005)	(1,817)	(205)
Dividends paid to noncontrolling interest	(45)	(29)	(50)
Net short-term intercompany debt borrowings (repayments)	0	0	0
Intercompany financing activities	0	0	0
Net cash used in financing activities	(763)	(862)	(627)
Effect of foreign exchange rate changes on cash and cash equivalents	(23)	(20)	4
Net increase (decrease) in cash and cash equivalents	(83)	(20)	(61)
Cash and cash equivalents, beginning of period	540	560	621
Cash and cash equivalents, end of period	457	540	560
Parent issuer- QVC, Inc.
Operating activities:
Net cash provided by operating activities	379	462	225
Investing activities:
Capital expenditures, net	(106)	(76)	(83)
Expenditures for cable and satellite television distribution rights, net	0	0	0
Cash paid for joint ventures and acquisitions of businesses, net of cash received		0
Decrease in restricted cash	2	2	1
Changes in other noncurrent assets	(1)	(3)	5
Intercompany investing activities	368	443	348
Net cash used in investing activities	263	366	271
Financing activities:
Principal payments of debt and capital lease obligations	(2,375)	(1,237)	(825)
Principal borrowings of debt from senior secured credit facility	1,674	1,717	465
Proceeds from issuance of senior secured notes, net of original issue discount	1,050	500
Payment of debt origination fees	(16)	(7)
Payment of bond premium fees	(46)
Other financing activities	12	20
Dividends paid to Liberty	(1,005)	(1,817)	(205)
Dividends paid to noncontrolling interest	0	0	0
Net short-term intercompany debt borrowings (repayments)	190	214	104
Intercompany financing activities	(123)	(146)	(76)
Net cash used in financing activities	(639)	(756)	(537)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	3	72	(41)
Cash and cash equivalents, beginning of period	75	3	44
Cash and cash equivalents, end of period	78	75	3
Combined subsidiary guarantors
Operating activities:
Net cash provided by operating activities	389	412	380
Investing activities:
Capital expenditures, net	(8)	(5)	(8)
Expenditures for cable and satellite television distribution rights, net	(56)	(1)	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received		0
Decrease in restricted cash	0	0	0
Changes in other noncurrent assets	0	0	0
Intercompany investing activities	277	265	190
Net cash used in investing activities	213	259	180
Financing activities:
Principal payments of debt and capital lease obligations	0	0	0
Principal borrowings of debt from senior secured credit facility	0	0	0
Proceeds from issuance of senior secured notes, net of original issue discount	0	0
Payment of debt origination fees	0	0
Payment of bond premium fees	0
Other financing activities	0	0
Dividends paid to Liberty	0	0	0
Dividends paid to noncontrolling interest	0	0	0
Net short-term intercompany debt borrowings (repayments)	(63)	(59)	2
Intercompany financing activities	(571)	(670)	(499)
Net cash used in financing activities	(634)	(729)	(497)
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	(32)	(58)	63
Cash and cash equivalents, beginning of period	165	223	160
Cash and cash equivalents, end of period	133	165	223
Combined non-guarantor subsidiaries
Operating activities:
Net cash provided by operating activities	205	332	213
Investing activities:
Capital expenditures, net	(97)	(165)	(168)
Expenditures for cable and satellite television distribution rights, net	(2)	(1)	0
Cash paid for joint ventures and acquisitions of businesses, net of cash received		(95)
Decrease in restricted cash	(1)	0	0
Changes in other noncurrent assets	(1)	0	(1)
Intercompany investing activities	0	0	0
Net cash used in investing activities	(101)	(261)	(169)
Financing activities:
Principal payments of debt and capital lease obligations	(12)	(9)	(12)
Principal borrowings of debt from senior secured credit facility	0	0	0
Proceeds from issuance of senior secured notes, net of original issue discount	0	0
Payment of debt origination fees	0	0
Payment of bond premium fees	0
Other financing activities	0	0
Dividends paid to Liberty	0	0	0
Dividends paid to noncontrolling interest	(45)	(29)	(50)
Net short-term intercompany debt borrowings (repayments)	(127)	(155)	(106)
Intercompany financing activities	49	108	37
Net cash used in financing activities	(135)	(85)	(131)
Effect of foreign exchange rate changes on cash and cash equivalents	(23)	(20)	4
Net increase (decrease) in cash and cash equivalents	(54)	(34)	(83)
Cash and cash equivalents, beginning of period	300	334	417
Cash and cash equivalents, end of period	246	300	334
Eliminations
Operating activities:
Net cash provided by operating activities	0	0	0
Investing activities:
Capital expenditures, net	0	0	0
Expenditures for cable and satellite television distribution rights, net	0	0	0
Cash paid for joint ventures and acquisitions of businesses, net of cash received		0
Decrease in restricted cash	0	0	0
Changes in other noncurrent assets	0	0	0
Intercompany investing activities	(645)	(708)	(538)
Net cash used in investing activities	(645)	(708)	(538)
Financing activities:
Principal payments of debt and capital lease obligations	0	0	0
Principal borrowings of debt from senior secured credit facility	0	0	0
Proceeds from issuance of senior secured notes, net of original issue discount	0	0
Payment of debt origination fees	0	0
Payment of bond premium fees	0
Other financing activities	0	0
Dividends paid to Liberty	0	0	0
Dividends paid to noncontrolling interest	0	0	0
Net short-term intercompany debt borrowings (repayments)	0	0	0
Intercompany financing activities	645	708	538
Net cash used in financing activities	645	708	538
Effect of foreign exchange rate changes on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0